LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
LAND USE RIGHTS, NET

9. LAND USE RIGHTS, NET

	As of December 31,
	2024	2025
	RMB	RMB

Land use rights (Note 8(2))	176,645	176,645
Less: accumulated amortization	(2,208)	(6,624)
Land use rights, net	174,437	170,021

Amortization expenses were RMB 2,208 and RMB 4,416 for the years ended December 31, 2024 and 2025, respectively.